CRYPTOCURRENCIES (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cryptocurrencies [Line Items]
Beginning balances	$ 2,175	$ 6,187		$ 6,187		$ 9,582		$ 1,087
Ending balances	10,336	3,102		2,175		6,187		9,582
Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	2,086	6,088		6,088		9,527		1,087
Ending balances	10,186	3,006		2,086		6,088		9,527
Cost:
Cryptocurrencies [Line Items]
Beginning balances	2,179	6,697		6,697		9,656		1,194
Additions	133,520	554,586		865,333		655,028		172,530
Disposals	(125,360)	(357,113)		(569,854)		(562,894)		(170,380)
Purchase of cryptocurrency-denoted wealth management product from a related party		(149,972)	[1]	(149,972)	[2]	(30,004)	[2]
Loan to related parties		(50,025)	[3]	(150,025)	[4]	(30,015)	[4]
Ending balances	10,339	4,173		2,179		6,697		9,656
Cost: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	2,090	6,598		6,598		9,601		1,194
Additions	127,589	481,077		586,117		575,730		172,475
Disposals	(119,490)	(318,622)		(425,649)		(513,655)		(170,380)
Purchase of cryptocurrency-denoted wealth management product from a related party		(149,972)	[1]	(149,972)	[2]	(30,004)	[2]
Loan to related parties		(15,004)	[3]	(15,004)	[4]
Ending balances	10,189	4,077		2,090		6,598		9,601
Impairment:
Cryptocurrencies [Line Items]
Beginning balances	(4)	(510)		(510)		(74)		(107)
Additions		(561)				(436)
Disposals	1			506				33
Ending balances	(3)	(1,071)		(4)		(510)		(74)
Impairment: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances	(4)	(510)		(510)		(74)		(107)
Additions		(561)				(436)
Disposals	1			506				33
Ending balances	$ (3)	$ (1,071)		$ (4)		$ (510)		$ (74)

[1]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of June 30, 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 22.
[2]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2021 and 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 20.
[3]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of June 30, 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 22.
[4]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2021 and 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.